N-2	Nov. 07, 2026
Cover [Abstract]
Entity Central Index Key	0001070524
Amendment Flag	false
Securities Act File Number	0-25165
Document Type	8-K
Entity Registrant Name	GREENE BANCORP, INC.
Entity Address, Address Line One	302 Main Street
Entity Address, City or Town	Catskill
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12414
City Area Code	518
Local Phone Number	943-2600
Entity Emerging Growth Company	false